Note 17 - Income Taxes	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income tax [text block]
17.	Income Taxes
(a)	The provision for income taxes differs from the amounts computed by applying the Canadian statutory rates to the net loss before income taxes due to the following:

	December 31, 2017	December 31, 2016	December 31, 2015
Loss before income taxes	$(5,231,295)	$(4,023,504)	$(1,549,125)
Statutory rate	26.00%	26.00%	26.00%

Expected income tax	(1,360,137)	(1,046,111)	(402,773)
Effect of different tax rates in foreign jurisdictions	9,728	343	(8,855)
Non-deductible share-based payments	700,198	485,943	247,192
Other permanent items	3,360	2,022	213,166
Change in deferred tax assets not recognized	1,921,226	3,518,776	(574,942)
Impact of change in tax rates	(348,020)	-	-
Impact of change in expected manner of recovery	-	853,274	(306,411)
Share issuance costs	(399,602)	(39,241)	(21,723)
True-ups and other	(526,753)	(3,775,006)	449,746
Deferred income tax (recovery) expenses	$-	$-	$(404,600)

In
September 2017,
the British Columbia (BC) Government proposed changes to the general corporate income tax rate to increase the rate from
11%
to
12%
effective
January 1, 2018
and onwards. This change in tax rate was substantively enacted on
October 26, 2017.
The relevant deferred tax balances have been remeasured to reflect the increase in the Company’s combined Federal and Provincial (BC) general corporate income tax rate from
26%
to
27%.

(b)	The Company’s deferred income tax recovery and deferred income tax liability relates to the Mexican income tax and Special Mining Duty (“SMD”) associated with the Tuligtic project. As a consequence of the Company’s spin-out (Note
2
), management has determined that the Company will most likely recover the carrying amount of the Tuligtic property through use rather than through sale. Before the spin-out was planned, it was management’s expectation that the carrying amount of the Tuligtic property would be recovered through sale rather than through use. Given this change in expected manner of recovery, the Company has reflected the tax impacts in the financial statements.

The significant components of deferral income taxes assets (liabilities) are as follows:

	December 31, 2017	December 31, 2016

Deferred tax assets
Non-capital losses	$4,282,555	$4,570,832

Deferred tax liabilities
Exploration and evaluation assets	(5,717,437)	(6,005,714)

Net deferred tax liabilities	$(1,434,882)	$(1,434,882)

(c)	Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	December 31, 2017	December 31, 2016

Non-capital loss carry forwards	$17,803,193	$13,238,619
Capital loss carry forwards	24,538,993	24,538,993
Exploration and evaluation assets	8,221,842	8,221,842
Share issue costs	1,778,234	548,690
Property, plant and equipment	10,127	33,492
Cumulative eligible capital deduction	507,429	545,623
Investment tax credit	239,849	239,849
	$53,099,667	$47,367,108

At
December 31, 2017,
the Company had operating loss carry forwards available for tax purposes in Canada of
$15,706,045
(
2016
-
$13,184,889
) which expire between
2032
and
2037
and in Mexico of
$16,378,174
(
2016
-
$15,415,208
) which expire between
2022
and
2027.